SCHEDULE OF CAPITAL BASED ON DEBT-TO-EQUITY RATIO (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2020 SGD ($)	Dec. 31, 2019 SGD ($)
IfrsStatementLineItems [Line Items]
Total borrowings (Notes 11-13)		$ 924,810	$ 803,606
Total equity	$ 437,405	$ 2,591,604	586,298	$ 475,780	$ 1,918,022
Debt-to-equity ratio	7.20	1.26
Debt To Equity Ratio [member]
IfrsStatementLineItems [Line Items]
Total borrowings (Notes 11-13)		$ 3,258,698	4,219,262
Total equity		$ 2,591,604	$ 586,298